UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      BPCE

Address:   50, avenue Pierre Mendes France
           75201 Paris Cedex 13
           France


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Nicolas Duhamel
Title:  Chief Financial Officer/ Member of the Managing Board
Phone:  01133158404401

Signature,  Place,  and  Date  of  Signing:

/s/ Nicolas Duhamel                Paris, France                      12/16/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]

Note: This is the first 13F filing by BPCE. On July 31, 2009, Banque Federale des Banques Populaires (Banques Populaires Participations since July 31, 2009) and Caisse Nationale des Caisses d'Epargne et de Prevoyance (Caisses d'Epargne Participations since July 31, 2009) contributed certain businesses and related assets and liabilities to BPCE. Banque Federale des Banques Populaires and Caisse Nationale des Caisses d'Epargne made their final 13F filings for the quarter ended June 30, 2009. Starting with the quarter ended September 30, 2009, BPCE will make 13F filings in lieu of both Banques Populaires Participations (formerly Banque Federale des Banques Populaires) (Form 13F File
Number: 28-12499) and Caisses d'Epargne Participations (formerly Caisse Nationale des Caisses d'Epargne) (Form 13F File Number: 28-12500).

Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number  Name

28-10092              Natixis Asset Management
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28-6808               Natixis Global Asset Management, L.P.
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28-12482              Natixis
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